Segment reporting (Tables)	6 Months Ended
Mar. 31, 2021
Segment reporting
Schedule of revenue by major product categories

	For the six months ended March 31,
	2021	2020
	(unaudited)	(unaudited)
Shiitake	$10,104,540	$7,346,174
Mu Er	7,340,137	5,762,752
Other edible fungi and other agricultural products	343,051	471,856
Total lease cost	$17,787,728	$13,580,782

Schedule of revenue by Geographic information

	For the six months ended March 31,
	2021	2020
	(unaudited)	(unaudited)
Revenue from China	$16,973,392	$13,086,183
Revenue from other countries	814,336	494,599
Total	$17,787,728	$13,580,782